Debt	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Debt
The Company’s long-term debt consists of Senior Notes and bank loans, summarized as follows:

	December 31, 2014	December 31, 2013

Senior Notes	$73,625	$—

Bank Loans:
$39.6 Million Credit Facility	$33,550	$—
Less: Current portion	(3,300)	—
	$30,250	$—

The future principal repayments under the Company’s long-term debt over the next five years is as follows:

	Year ending December 31,
	2015	2016	2017	2018	2019	Total
Senior Notes	—	—	—	—	73,625	73,625
$39.6 Million Credit Facility	3,300	3,300	2,260	2,260	22,430	33,550
Total	3,300	3,300	2,260	2,260	96,055	107,175

Unsecured Senior Notes
On September 22, 2014, the Company issued $65,000 in aggregate principal amount of 7.5% Senior Notes due September 2019 (the “Senior Notes”) and on October 16, 2014 the Company issued an additional $8,625 aggregate principal amount of Senior Notes when the underwriters partially exercised their option to purchase additional Senior Notes on the same terms and conditions.
All terms mentioned are defined in the indenture.
The Senior Notes will mature on September 15, 2019 and bear interest at a rate of 7.5% per year, payable quarterly on each March 15, June 15, September 15 and December 15, commencing on December 15, 2014. The Senior Notes are redeemable at the Company’s option in whole or in part, at any time on or after September 15, 2016 at a redemption price equal to 100% of the principal amount to be redeemed plus accrued and unpaid interest to, but excluding, the redemption date.
The Senior Notes are our senior unsecured obligations and rank equally with all of our existing and future senior unsecured and unsubordinated debt and are effectively subordinated to our existing and future secured debt, to the extent of the value of the assets securing such debt, and will be structurally subordinated to all existing and future debt and other liabilities of our subsidiaries. No sinking fund is provided for the Senior Notes. The Senior Notes were issued in minimum denominations of $25.00 and integral multiples of $25.00 in excess thereof and are listed on the New York Stock Exchange under the symbol “SLTB.”The Senior Notes require us to comply with certain covenants, including financial covenants; restrictions on consolidations, mergers or sales of assets and prohibitions on paying dividends or returning capital to equity holders if a covenant breach or an event of default has occurred or would occur as a result of such payment. If the Company undergoes a change of control, holders may require us to repurchase for cash all or any portion of their notes at a change of control repurchase price equal to 101% of the principal amount of the notes to be repurchased, plus accrued and unpaid interest to, but excluding, the change of control purchase date.
The financial covenants include:

•	Net borrowings shall not equal or exceed 70% of total assets.

•	Net worth shall always exceed $500,000.
The outstanding balance at December 31, 2014 was $73,625, which is classified as long-term, and we were in compliance with the financial covenants relating to the Senior Notes as of that date.
Secured Credit Facilities
As of December 31, 2014, the Company has four credit agreements in place, which are collateralized by certain of the Company’s vessels.
On June 27, 2014, the Company signed a $39,600 loan agreement (the “$39.6 Million Facility”) which will be used to finance a portion of the market value of two Kamsarmax vessels which have been delivered to the Company as of December 31, 2014. The Company was permitted to draw down in two tranches of $19,800, one for each vessel, against which the Company drew down an aggregate of $33,550 in November 2014. The remaining $6,050 is no longer available to be drawn down upon. This facility, which is secured by those two Kamsarmax vessels with an aggregate carrying value of $66,633 as of December 31, 2014, bears interest at LIBOR plus a margin of 2.925% per annum, bore a commitment fee of 1.17% per annum through November 2014 on the undrawn portion of the facility, and matures on June 27, 2019. Quarterly principal repayments for each tranche are $413 for the first eight installments and $283 thereafter with the balance due at maturity. Principal installments under the $39.6 Million Facility in 2015, 2016, 2017, 2018 and 2019 are $3,300, $3,300, $2,260, $2,260 and $22,430, respectively.
On July 29, 2014, the Company signed a $330,000 loan agreement which will be used to finance a portion of the contract price of 16 Ultramax and six Kamsarmax vessels currently under construction for delivery in 2015 and 2016. This facility, which is secured by those vessels, bears interest at LIBOR plus a margin of 2.925% per annum, bears a commitment fee of 1.17% per annum on the undrawn portion of the facility, and matures on July 29, 2021.
The Company may draw down in 22 tranches of up to $15,000, one for each vessel. For each tranche, repayment is to be made in quarterly installments with the balance due on the maturity date. For each tranche, repayment is to be made in quarterly installments of $313, with the balance due on the maturity date.
On July 30, 2014, the Company signed a loan agreement for up to $67,500 (the “$67.5 Million Facility”) which will be used to finance a portion of the contract price of two Ultramax and two Kamsarmax vessels currently under construction for delivery in 2015 and 2016. This facility, which is secured by those vessels, bears interest at LIBOR plus a margin of 2.95% per annum, bears a commitment fee of 1.25% per annum on the undrawn portion of the facility, and each tranche matures on earlier of seven years from its drawdown or December 31, 2023.
Under the $67.5 Million Facility, the Company may draw down tranches of up to $16,350 for each of the two Ultramax vessels and up to $17,400 for each of the two Kamsarmax vessels. For each tranche, repayment is to be made in quarterly installments with the balance due on the maturity date. For the Ultramax tranches, installments are made in 28 quarterly payments of $292 with a balloon installment of $8,174 due with the 28th installment. For the Kamsarmax tranches, installments are made in 28 quarterly payments of $311 with a balloon installment of $8,692 due with the 28th installment.
On December 30, 2014, the Company signed a $408,976 senior secured loan facility with two leading European financial institutions (the “$409.0 Million Facility”). The proceeds of this facility are expected to finance a portion of the purchase price of 20 of the vessels in our Newbuilding Program (six Ultramax, nine Kamsarmax, and five Capesize vessels) with expected deliveries in 2015 and 2016. This facility has a six year term with customary financial and restrictive covenants, and interest at LIBOR plus a margin of 3.00% and has a term of six years. This facility is secured by, among other things, a first preferred mortgage on each of the 20 newbuilding vessels and guaranteed by each of the collateral vessel owning subsidiaries.
Each of these four credit agreements has the following financial covenants that require us to maintain (based on terms defined in the credit agreements:

•	The ratio of net debt to total capitalization no greater than 0.60 to 1.00.

•
Consolidated tangible net worth no less than $500,000 plus (i) 25% of cumulative positive net income (on a consolidated basis) for each fiscal quarter commencing on or after December 31, 2013 and (ii) 50% of the value of any new equity issues occurring on or after December 31, 2013.

•
The ratio of EBITDA to net interest expense calculated on a trailing four quarter basis of greater than 1.00 to 1.00 from the quarter ending September 30, 2015 until and including the quarter ending December 31, 2016, 2.00 to 1.00 for the quarter ending March 31, 2017 until and including the quarter ending December 31, 2017 and 2.50 to 1.00 thereafter.

•	Minimum liquidity of not less than the greater of $50,000 or $850 per owned vessel.

•
Maintain a minimum fair value of the collateral for each credit facility, such that the aggregate fair value of the vessels collateralizing the credit facility be at least between 130% to 140%, depending on the credit facility, of the aggregate principal amount outstanding under such credit facility.

Our credit facilities discussed above have, among other things, the following restrictive covenants which would restrict our ability to:

•	incur additional indebtedness;

•	sell the collateral vessel, if applicable;

•	make additional investments or acquisitions;

•	pay dividends, in the event of a default, or if an event of default would occur as a result of the payment of dividends; and

•	effect a change of control of us.
In addition, our credit facilities contain customary events of default, including cross-default provisions.

As of December 31, 2014, we are in compliance with the financial covenants of each of our four credit facilities.

A summary of our outstanding balances and amounts available under our four credit facilities as of December 31, 2014 is as follows:

	As of December 31, 2014
	Amount outstanding	Amount available
$39.6 Million Credit Facility	33,550	—
$330 Million Credit Facility	—	330,000
$67.5 Million Credit Facility	—	67,500
$408.976 Million Credit Facility	—	408,976
Total	$33,550	$806,476